Neiman Funds 305 Spindrift Drive Williamsville, New York 14221

August 1, 2018

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Neiman Funds (the “Registrant”); File Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 39, which was filed with the Commission on July 30, 2018 and (ii) that Post-Effective Amendment No. 39 has been filed electronically with the Commission.

Very truly yours, Neiman Funds By: /s/ Daniel Neiman Daniel Neiman, Secretary